Taxation (PRC Withholding Tax on Dividends) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Apr. 05, 2018	Dec. 31, 2017
Withholding tax on dividends [Line Items]
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies		10.00%
Special cash dividend			$ 500,000
Additional withholding income taxes	$ 47,000
Deferred tax liabilities related to withholding tax		$ 79,824		$ 30,992
Total amount of undistributed profits		2,450,000
Unrecognized tax liabilities		245,100
Changyou [Member]
Withholding tax on dividends [Line Items]
Deferred tax liabilities related to withholding tax		$ 79,800
HONG KONG
Withholding tax on dividends [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises		5.00%